Product Support Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Product Liability Contingency [Line Items]
Product Warranty Accrual	$ 540.7	$ 448.7	$ 372.2	$ 386.4
Truck, Parts and Other | Accounts Payable Accrued Expenses And Other Current Liabilities
Product Liability Contingency [Line Items]
Product Warranty Accrual	360.3	310.4
Truck, Parts and Other | Other Noncurrent Liabilities
Product Liability Contingency [Line Items]
Product Warranty Accrual	170.7	74.6
Financial Services | Deferred Taxes And Other Liabilities
Product Liability Contingency [Line Items]
Product Warranty Accrual	$ 9.7	$ 63.7